Debt (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instrument [Line Items]
Total Indebtedness
Cleco’s total indebtedness as of December 31, 2019, and 2018 was as follows:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Total Cleco Power long term debt and finance leases, net	$1,327,372	$1,387,774
Cleco Holdings’ long-term debt, net
Senior notes, 3.250%, due 2023	165,000	165,000
Senior notes, 3.743%, due 2026	535,000	535,000
Senior notes, 3.375%, due 2029	300,000	—
Senior notes, 4.973%, due 2046	350,000	350,000
Bank term loan, variable rate, due 2021	300,000	300,000
Bank term loan, variable rate, due 2021	30,000	—
Long-term debt due within one year	(64,398)	—
Unamortized debt issuance costs(1)	(6,271)	(1,989)
Fair value adjustment	127,976	138,700
Total Cleco long-term debt and finance leases, net	$3,064,679	$2,874,485

(1)For December 31, 2019, and 2018, this amount includes unamortized debt issuance costs for Cleco Holdings of $11.9 million and $8.2 million, respectively, partially offset by deferred debt issuance costs eliminated as a result of the 2016 Merger of $5.6 million and $6.3 million, respectively. For more information, see Note 6 — “Regulatory Assets and Liabilities — Cleco Holdings’ 2016 Merger Adjustments.”

Future Amounts Payable Under Long-Term Debt Agreements
The principal amounts payable under long-term debt agreements for each year through 2024 and thereafter are as follows:

(THOUSANDS)	CLECO	CLECO POWER
For the year ending Dec. 31
2020(1)	$11,055	$11,055
2021	$330,000	$—
2022	$25,000	$25,000
2023	$265,000	$100,000
2024	$50,000	$50,000
Thereafter	$2,385,000	$1,200,000

(1)Does not include Series A GO Zone bonds that have a maturity date of December 2038 but a mandatory tender in May 2020.

As of December 31, 2019, Cleco Holdings was in compliance with these commitments. The cumulative minimum principal amounts committed to be repaid for each year through 2024 are as follows:

(THOUSANDS)
For the year ending Dec. 31
2019	$66,700
2020	$133,300
2021	$200,000
2022	$267,700
2023	$333,300
2024	$400,000

Schedule of Future Minimum Lease Payments for Capital Leases
The following is a schedule by year of future minimum lease payments due under the finance lease together with the present value of the net minimum lease payments as of December 31, 2018:

(THOUSANDS)
Years ending Dec. 31,
2019	$2,611
2020	2,611
2021	2,611
2022	2,611
2023	2,611
Thereafter	23,655
Total minimum lease payments	36,710
Less: executory costs	5,817
Net minimum lease payments	30,893
Less: amount representing interest	14,475
Present value of net minimum lease payments	$16,418
Current liabilities	$557
Non-current liabilities	$15,861
The principal amounts payable under the finance lease agreement for each year through 2024 and thereafter are as follows:

(THOUSANDS)	CLECO	CLECO POWER
For the year ending Dec. 31
2020	$617	$617
2021	$682	$682
2022	$755	$755
2023	$836	$836
2024	$925	$925
Thereafter	$12,046	$12,046

Cleco Power
Debt Instrument [Line Items]
Total Indebtedness
Cleco Power’s total indebtedness as of December 31, 2019, and 2018 was as follows:

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Bonds
Senior notes, 2.94%, due 2022	$25,000	$25,000
Senior notes, 3.08%, due 2023	100,000	100,000
Senior notes, 3.17%, due 2024	50,000	50,000
Senior notes, 3.68%, due 2025	75,000	75,000
Senior notes, 3.47%, due 2026	130,000	130,000
Senior notes, 4.33%, due 2027	50,000	50,000
Senior notes, 3.57%, due 2028	200,000	200,000
Senior notes, 6.50%, due 2035	295,000	295,000
Senior notes, 6.00%, due 2040	250,000	250,000
Senior notes, 5.12%, due 2041	100,000	100,000
Series A GO Zone bonds, 2.00%, due 2038, mandatory tender in 2020	50,000	50,000
Series B GO Zone bonds, 4.25%, due 2038	50,000	50,000
Cleco Katrina/Rita’s storm recovery bonds, 5.61%, due 2023	11,055	31,625
Total bonds	1,386,055	1,406,625
Finance leases
Barge lease obligations	15,861	16,418
Gross amount of long-term debt and finance leases	1,401,916	1,423,043
Less: long-term debt due within one year	60,970	20,571
Less: finance leases classified as long-term debt due within one year	617	557
Unamortized debt discount	(5,368)	(5,695)
Unamortized debt issuance costs	(7,589)	(8,446)
Total long-term debt and finance leases, net	$1,327,372	$1,387,774